Vessels, net	9 Months Ended
Sep. 30, 2013
Vessels, Net [Abstract]
Vessels, net
5.	Vessels, net

	Vessels Cost	Accumulated Depreciation	Net Book Value
December 31, 2012	$103,137	$(27,447)	$75,690

Depreciation	—	(4,284)	(4,284)
Disposal	—	—	—
Vessels held for sale	—	—	—
Vessel impairment charge	—	—	—

September 30, 2013	$103,137	$(31,731)	$71,406

All of the Company’s vessels have been provided as collateral to secure the bank loans discussed in Note 9 below, except for the M/V Free Maverick and the M/V Free Knight since their collateral associated with the Deutsche Bank loan facilities will be released, including the lifting of their mortgages (see Note 15).

Vessels disposed during the nine months ended September 30, 2013.

During the nine months ended September 30, 2013 there were no vessel disposals.

Vessels disposed during the nine months ended September 30, 2012.

During the nine months ended September 30, 2012 there were no vessel disposals.

As of September 30, 2013 the Company performed an interim impairment analysis in accordance with guidance under ASC 360-10-35-21 for the vessels M/V Free Goddess, M/V Free Knight and M/V Maverick by comparing their undiscounted net operating cash flows to its respective carrying value. As well, the Company has considered in the analysis that the M/V Free Goddess, the M/V Free Knight and the M/V Free Maverick will start earning income only for the last month of 2013 reflecting the progress of negotiations with creditors for the M/V Free Maverick, the progress of negotiations regarding the alleged cargo damage dispute for the M/V Free Knight and the progress of repairs and discussions with insurers for the M/V Free Goddess. The Company concluded that no impairment existed as of September 30, 2013, as the vessels’ future undiscounted net operating cash flows exceeded their carrying value by $15.9 million. If the Company were to utilize the most recent five year historical average rates, three year historical average rates or one year historical average rates, would recognize an impairment loss of $44,569 (using the most recent five year historical average rates) and $56,306 (using the most recent three year or one year historical average rates). The Company will reassess the appropriateness of using a ten year historical average rate as opposed to a more recent five or three year average rate.